Goodwill and Other-Long Lived Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Long-Lived Assets [Text Block]
GOODWILL AND OTHER LONG-LIVED ASSETS

Goodwill

The carrying amounts of goodwill by segment as of December 31, 2011 and 2010 are included in the table below. Foreign currency fluctuations are included within other adjustments.

	January 1, 2011				Impairment		December 31, 2011
In millions	Goodwill	Accumulated Impairment Losses	Total	Additions		Other	Goodwill	Accumulated Impairment Losses	Total
Financial Services	$67	$—	$67	$86	$—	$(1)	$152	$—	$152
Retail Solutions	21	(3)	18	99	—	—	120	(3)	117
Hospitality and Specialty Retail	—	—	—	624	—	(5)	619	—	619
Entertainment	5	—	5	—	(5)	—	5	(5)	—
Emerging Industries	25	—	25	—	—	—	25	—	25
Total	$118	$(3)	$115	$809	$(5)	$(6)	$921	$(8)	$913

	January 1, 2010				Impairment		December 31, 2010
In millions	Goodwill	Accumulated Impairment Losses	Total	Additions		Other	Goodwill	Accumulated Impairment Losses	Total
Financial Services	$66	$—	$66	$—	$—	$1	$67	$—	$67
Retail Solutions	21	(3)	18	—	—	—	21	(3)	18
Hospitality and Specialty Retail	—	—	—	—	—	—	—	—	—
Entertainment	5	—	5	—	—	—	5	—	5
Emerging Industries	11	—	11	14	—	—	25	—	25
Total	$103	$(3)	$100	$14	$—	$1	$118	$(3)	$115

For 2011, based on our qualitative assessments, we determined that it is more likely than not that our reporting units' fair value was greater than their respective carrying amounts, with the exception of our Entertainment and Travel & Gaming reporting units. Our qualitative assessment included, but was not limited to, consideration of macroeconomic conditions, industry and market conditions, cost factors, cash flows, changes in key management and our share price.
Based on our annual assessment performed during the fourth quarter of 2011, the fair value of our Travel & Gaming reporting unit exceeded its carrying value by more than 210% under the first step of the quantitative test. Goodwill associated with the Travel & Gaming reporting unit was $1 million and is included within the Emerging Industries operating segment.
Based on our annual assessment performed during the fourth quarter of 2011, the carrying value of our Entertainment reporting unit exceeded its fair value under the first step of the test which indicates a potential impairment. Under the second step, the implied fair value of goodwill was greater than the carrying value of goodwill resulting in no impairment charge.
As of December 31, 2011, we determined that it was probable that we would dispose of our Entertainment business, which triggered an impairment assessment of the related assets which include long-lived assets, goodwill and definite-lived intangible assets. We evaluated the carrying value of these assets compared to the fair value based on a market approach using an independent third-party market price and determined the goodwill associated with the Entertainment reporting unit was fully impaired. The impairment of $5 million was recorded within loss from discontinued operations, net of tax in the Consolidated Statements of Operations for the twelve months ended December 31, 2011.

Long-Lived Assets

NCR’s identifiable intangible assets, reported in other assets in the Consolidated Balance Sheets, were specifically identified when acquired, and are deemed to have finite lives. The gross carrying amount and accumulated amortization for NCR’s identifiable intangible assets were as follows. The increase in the gross carrying amount is primarily due to the acquisitions detailed in Note 3, “Business Combinations and Investments.”

	Weighted Average Amortization Period (in Years)	December 31, 2011		December 31, 2010
In millions		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Identifiable intangible assets
Reseller & customer relationships	1 - 15	$167	$(8)	$7	$(2)
Intellectual property	2 - 7	164	(59)	59	(49)
Tradenames	2 - 9	49	(3)	1	(1)
Non-compete arrangements	2 - 5	7	(5)	5	(5)
Total identifiable intangible assets		$387	$(75)	$72	$(57)

As noted above, we determined that it was probable that we would dispose of our Entertainment business, which triggered an impairment assessment of the related assets which include long-lived assets, goodwill and definite-lived intangible assets.

Based on this evaluation, we determined that the long-lived asset group, consisting of property, plant and equipment and definite-lived intangible assets, mainly customer relationships, related to the Entertainment business was impaired. These assets had a carrying amount of approximately $148 million, and an estimated fair value of $65 million. Of the total impairment charge of $83 million, $81 million was allocated to property, plant and equipment and $2 million was allocated to definite-lived intangible assets. Fair value was based on a market approach using an independent third-party market price. The impairment was recorded within loss from discontinued operations, net of tax in the Consolidated Statements of Operations for the twelve months ended December 31, 2011.

The aggregate amortization expense (actual and estimated) for identifiable intangible assets for the following periods is:

	December 31, 2011	For the years ended December 31 (estimated)
In millions		2012	2013	2014	2015	2016
Amortization expense	$17	$40	$39	$38	$36	$32